UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2012
                                                      ------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
          ----------------------------------------------------------
Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-14373
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA              11/13/2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        103
                                             ----------------------------

Form 13F Information Table Value Total:      $1,125,420
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

Haber Trilix Advisors, LP
FORM 13F

         September 30, 2012

                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value        Shares/  Sh/  Put/   Invstmt   Other
      Name of Issuer            Class       CUSIP     (x$1000)      Prn Amt  Prn  Call   Dscretn   Managers  Sole    Shared    None
      --------------            -----       -----     -------      -------   ---  ----   -------   --------  ----    ------    ----
21VIANET GROUP INC         SPONSORED ADR    90138A103    1,552      134,400  SH          SOLE     N/A          134,400
AGCO CORP                       COM         001084102      261        5,500  SH          SOLE     N/A            5,500
AGNICO EAGLE MINES LTD          COM         008474108    8,622      166,200  SH          SOLE     N/A          166,200
AGRIUM INC                      COM         008916108   30,945      299,100  SH          SOLE     N/A          299,100
AMERICAN CAPITAL AGENCY CORP    COM         02503X105   40,545    1,172,149  SH          SOLE     N/A        1,172,149
ANADARKO PETE CORP              COM         032511107      406        5,800  SH          SOLE     N/A            5,800
ANGLOGOLD ASHANTI LTD      SPONSORED ADR    035128206      494       14,100  SH          SOLE     N/A           14,100
ANNALY CAP MGMT INC             COM         035710409      492       29,200  SH          SOLE     N/A           29,200
APPLE INC                       COM         037833100    7,206       10,800  SH          SOLE     N/A           10,800
BANK MONTREAL QUE               COM         063671101   21,900      371,086  SH          SOLE     N/A          371,086
BANK NOVA SCOTIA HALIFAX        COM         064149107   61,691    1,126,354  SH          SOLE     N/A        1,126,354
BARRETT BILL CORP               COM         06846N104      352       14,200  SH          SOLE     N/A           14,200
BARRICK GOLD CORP               COM         067901108   40,245      964,443  SH          SOLE     N/A          964,443
BAYTEX ENERGY CORP              COM         07317Q105      398        8,400  SH          SOLE     N/A            8,400
BCE INC                      COM NEW        05534B760   16,374      372,705  SH          SOLE     N/A          372,705
BGC PARTNERS INC                CL A        05541T101    1,403      286,400  SH          SOLE     N/A          286,400
BHP BILLITON LTD           SPONSORED ADR    088606108      446        6,500  SH          SOLE     N/A            6,500
BP PRUDHOE BAY RTY TR       UNIT BEN INT    055630107    5,884       62,700  SH          SOLE     N/A           62,700
BROOKFIELD CDA OFFICE
   PPTYS                      TR UNIT       112823109   14,032      485,400  SH          SOLE     N/A          485,400
BUNGE LIMITED                   COM         G16962105    3,802       56,700  SH          SOLE     N/A           56,700
CALIX INC                       COM         13100M509      608       95,000  SH          SOLE     N/A           95,000
CANADIAN NAT RES LTD            COM         136385101   66,936    2,172,675  SH          SOLE     N/A        2,172,675
CANADIAN NATL RY CO             COM         136375102   51,055      577,800  SH          SOLE     N/A          577,800
CENOVUS ENERGY INC              COM         15135U109   25,354      727,500  SH          SOLE     N/A          727,500
CF INDS HLDGS INC               COM         125269100   12,223       55,000  SH          SOLE     N/A           55,000
COEUR D ALENE MINES COR
   P IDA                       COM NEW      192108504      701       24,300  SH          SOLE     N/A           24,300
COMPASS DIVERSIFIED
   HOLDINGS                  SH BEN INT     20451Q104    5,668      383,500  SH          SOLE     N/A          383,500
CONCHO RES INC                  COM         20605P101      388        4,100  SH          SOLE     N/A            4,100
CVS CAREMARK CORPORATION        COM         126650100   20,501      423,400  SH          SOLE     N/A          423,400
CYS INVTS INC                   COM         12673A108   40,591    2,880,853  SH          SOLE     N/A        2,880,853
DEERE & CO                      COM         244199105    3,976       48,200  SH          SOLE     N/A           48,200
DENBURY RES INC              COM NEW        247916208      394       24,400  SH          SOLE     N/A           24,400
DEUTSCHE BK AG LDN BRH     PS GOLD DL ETN   25154H749      848       14,400  SH          SOLE     N/A           14,400
DIREXION SHS ETF TR       DLY FIN BEAR NEW  25459W144      241       13,200  SH          SOLE     N/A           13,200
ELECTRONIC ARTS INC             COM         285512109      939       74,000  SH          SOLE     N/A           74,000
ENCANA CORP                     COM         292505104   15,057      688,500  SH          SOLE     N/A          688,500
ENDEAVOUR SILVER CORP           COM         29258Y103    1,153      115,500  SH          SOLE     N/A          115,500
ENSCO PLC                  SHS CLASS A      G3157S106   14,049      257,500  SH          SOLE     N/A          257,500
EOG RES INC                     COM         26875P101      392        3,500  SH          SOLE     N/A            3,500
EQT CORP                        COM         26884L109      372        6,300  SH          SOLE     N/A            6,300
EVOLUTION PETROLEUM CORP        COM         30049A107      529       65,500  SH          SOLE     N/A           65,500
EXCO RESOURCES INC              COM         269279402      370       46,200  SH          SOLE     N/A           46,200
F M C CORP                   COM NEW        302491303      393        7,100  SH          SOLE     N/A            7,100
FIRST MAJESTIC SILVER CORP      COM         32076V103    1,265       54,600  SH          SOLE     N/A           54,600
FORTINET INC                    COM         34959E109      941       39,000  SH          SOLE     N/A           39,000
FORTRESS INVESTMENT GROUP LL    CL A        34958B106      247       55,800  SH          SOLE     N/A           55,800
FREEPORT-MCMORAN COPPER & GO    COM         35671D857   15,349      387,800  SH          SOLE     N/A          387,800
FRONTIER COMMUNICATIONS CORP    COM         35906A108      150       30,500  SH          SOLE     N/A           30,500
GOLDCORP INC NEW                COM         380956409   36,032      785,826  SH          SOLE     N/A          785,826
GOODRICH PETE CORP           COM NEW        382410405      364       28,800  SH          SOLE     N/A           28,800
HASBRO INC                      COM         418056107    7,657      200,600  SH          SOLE     N/A          200,600
HATTERAS FINL CORP              COM         41902R103   41,247    1,463,187  SH          SOLE     N/A        1,463,187
HECLA MNG CO                    COM         422704106      672      102,600  SH          SOLE     N/A          102,600
HESS CORP                       COM         42809H107      398        7,400  SH          SOLE     N/A            7,400
HUDBAY MINERALS INC             COM         443628102      436       44,300  SH          SOLE     N/A           44,300
IAMGOLD CORP                    COM         450913108   28,660    1,809,800  SH          SOLE     N/A        1,809,800
IMPERIAL OIL LTD             COM NEW        453038408   46,091    1,002,774  SH          SOLE     N/A        1,002,774
INFORMATICA CORP                COM         45666Q102      906       26,000  SH          SOLE     N/A           26,000
INGERSOLL-RAND PLC              SHS         G47791101      224        5,000  SH          SOLE     N/A            5,000
ISHARES TR                  RUSSELL 2000    464287655    1,669       20,000  SH   PUT    SOLE     N/A           20,000
KINROSS GOLD CORP           COM NO PAR      496902404   30,552    2,989,900  SH          SOLE     N/A        2,989,900
KOHLS CORP                      COM         500255104      579       11,300  SH          SOLE     N/A           11,300
LSB INDS INC                    COM         502160104      263        6,000  SH          SOLE     N/A            6,000
MAGNA INTL INC                  COM         559222401   22,825      528,600  SH          SOLE     N/A          528,600
MARATHON OIL CORP               COM         565849106      393       13,300  SH          SOLE     N/A           13,300
MARKET VECTORS ETF TR     JR GOLD MINERS E  57060U589      529       21,400  SH          SOLE     N/A           21,400
MONOLITHIC PWR SYS INC          COM         609839105      494       25,000  SH          SOLE     N/A           25,000
MOSAIC CO NEW                   COM         61945C103      467        8,100  SH          SOLE     N/A            8,100
NETAPP INC                      COM         64110D104    1,447       44,000  SH          SOLE     N/A           44,000
NEWCASTLE INVT CORP             COM         65105M108    3,765      500,000  SH          SOLE     N/A          500,000
NEWMONT MINING CORP             COM         651639106   15,522      277,100  SH          SOLE     N/A          277,100
NEXEN INC                       COM         65334H102    4,308      170,000  SH   CALL   SOLE     N/A
NIKE INC                        CL B        654106103      475        5,000  SH   PUT    SOLE     N/A            5,000
NVIDIA CORP                     COM         67066G104    1,462      109,600  SH          SOLE     N/A          109,600
PIONEER NAT RES CO              COM         723787107      407        3,900  SH          SOLE     N/A            3,900
POLARIS INDS INC                COM         731068102      477        5,900  SH          SOLE     N/A            5,900
POTASH CORP SASK INC            COM         73755L107   20,680      476,450  SH          SOLE     N/A          476,450
POWERSHS DB MULTI SECT
    COMM                  PS DB AGRICUL FD  73936B408      941       32,000  SH          SOLE     N/A           32,000
PRICELINE COM INC               COM NEW     741503403    1,423        2,300  SH          SOLE     N/A            2,300
RANGE RES CORP                  COM         75281A109      377        5,400  SH          SOLE     N/A            5,400
RED HAT INC                     COM         756577102      285        5,000  SH          SOLE     N/A            5,000
RIO TINTO PLC              SPONSORED ADR    767204100      440        9,400  SH          SOLE     N/A            9,400
ROGERS COMMUNICATIONS INC       CL B        775109200   14,089      348,500  SH          SOLE     N/A          348,500
ROUNDYS INC                     COM         779268101    3,149      520,538  SH          SOLE     N/A          520,538
ROYAL BK CDA MONTREAL QUE       COM         780087102   64,010    1,114,548  SH          SOLE     N/A        1,114,548
SALESFORCE COM INC              COM         79466L302    1,481        9,700  SH          SOLE     N/A            9,700
SILVER STD RES INC              COM         82823L106      702       43,800  SH          SOLE     N/A           43,800
SILVERCORP METALS INC           COM         82835P103    2,675      412,700  SH          SOLE     N/A          412,700
SLM CORP                        COM         78442P106    6,686      425,300  SH          SOLE     N/A          425,300
SOCIEDAD QUIMICA MINERA
    DE C                   SPON ADR SER B   833635105      468        7,600  SH          SOLE     N/A            7,600
SOUTHERN COPPER CORP            COM         84265V105      443       12,900  SH          SOLE     N/A           12,900
SOUTHWESTERN ENERGY CO          COM         845467109      376       10,800  SH          SOLE     N/A           10,800
SPDR S&P 500 ETF TR           TR UNIT       78462F103   11,518       80,000  SH   PUT    SOLE     N/A           80,000
SUNCOR ENERGY INC NEW           COM         867224107   85,999    2,617,944  SH          SOLE     N/A        2,617,944
TAHOE RES INC                   COM         873868103      691       34,000  SH          SOLE     N/A           34,000
TAKE TWO INTERACTIVE SOFTWAR    COM         874054109    1,491      143,000  SH          SOLE     N/A          143,000
TECK RESOURCES LTD              CL B        878742204   15,070      511,400  SH          SOLE     N/A          511,400
TELUS CORP                   NON-VTG SHS    87971M202   46,821      749,497  SH          SOLE     N/A          749,497
TESLA MTRS INC                  COM         88160R101      439       15,000  SH   PUT    SOLE     N/A           15,000
TORONTO DOMINION BK ONT       COM NEW       891160509   57,948      695,801  SH          SOLE     N/A          695,801
V F CORP                        COM         918204108      239        1,500  SH          SOLE     N/A            1,500
WHITING PETE CORP NEW           COM         966387102      398        8,400  SH          SOLE     N/A            8,400
YAMANA GOLD INC                 COM         98462Y100      520       27,200  SH          SOLE     N/A           27,200

                                                     1,125,420

